Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

5.Intangible assets

(in thousands of €)	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2018	€—	€99	€—	€99
Additions	—	62	—	62
Disposals	—	(2)	—	(2)
On December 31, 2018	—	159	—	159
Additions	39,881	262	—	40,143
On December 31, 2019	39,881	421	—	40,302
Additions	13,236	2,503	80,725	96,464
On December 31, 2020	€53,117	€2,924	€80,725	€136,766

Amortization and impairment

On January 1, 2018	€—	€(86)	€—	€(86)
Amortization	—	(19)	—	(19)
Disposals	—	2	—	2
On December 31, 2018	—	(103)	—	(103)
Amortization	—	(38)	—	(38)
On December 31, 2019	—	(141)	—	(141)
Amortization	—	(215)	—	(215)
On December 31, 2020	€—	€(356)	€—	€(356)

Carrying Amount

On December 31, 2018	€—	€56	€—	€56
On December 31, 2019	39,881	280	—	40,161
On December 31, 2020	€53,117	€2,568	€80,725	€136,410

The Company performed an annual impairment review on the intangible assets not yet available for use. This review did not result in the recognition of an impairment charge.

As of December 31, 2020, there are no commitments to acquire additional intangible assets, except as set forth in note 29. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.